Business combinations and capital reorganization (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Aug. 03, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 04, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Business acquisition percentage					100.00%
Revenues		R$ 6,905
Net loss		1,914
Revenue		274,184
Pro-forma net loss		330,788
Listing Expense	R$ 215,570	R$ 215,570
Number of shares issued		45,000
Ordinarys Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		2,500,000
Ordinarys Share [Member] | Tranches [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,250,000
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		862,500
Share price		R$ 15.00
Class B Ordinary Shares [Member] | Tranches [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		431,250
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Share price		R$ 12.50
Zetta Health Analytics S A [Member]
IfrsStatementLineItems [Line Items]
Business acquisition percentage						100.00%